CONTINGENT LIABILITIES, COMMITMENTS AND GUARANTEES (Details) - Narrative - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
The Group
CONTINGENT LIABILITIES, COMMITMENTS AND GUARANTEES (Details) - Narrative [Line Items]
Capital commitments	£ 501	£ 405
Amounts related to assets to be leased under operating leases signage	501	400
The Group | Maximum exposure
CONTINGENT LIABILITIES, COMMITMENTS AND GUARANTEES (Details) - Narrative [Line Items]
Irrevocable commitments and guarantees	59,240	46,629
The Bank
CONTINGENT LIABILITIES, COMMITMENTS AND GUARANTEES (Details) - Narrative [Line Items]
Capital commitments	0	2
The Bank | Maximum exposure
CONTINGENT LIABILITIES, COMMITMENTS AND GUARANTEES (Details) - Narrative [Line Items]
Irrevocable commitments and guarantees	32,847	£ 27,672
Legal proceedings contingent liability | The Group
CONTINGENT LIABILITIES, COMMITMENTS AND GUARANTEES (Details) - Narrative [Line Items]
Increase in current tax liability	700
Decrease in deferred tax asset	£ 270